Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Net revenues	$ 69,276	$ 74,508
Cost of revenues	(49,651)	(50,505)
Gross profit	19,625	24,003
Operating expenses:
Selling expenses	(16,029)	(18,909)
General and administrative expenses	(3,252)	(8,368)
Research and development expenses	(2,476)	(7,267)
Total operating expenses	(21,757)	(34,544)
Loss from operations	(2,132)	(10,541)
Other income/(expenses):
Other non-operating income, net	3,257	697
Government subsidy		243
Fair value loss on derivative instruments		(14)
Foreign exchange gain/(loss)	(1,760)	1,795
Interest expense, net	(40)	(12)
Total other income, net	1,457	2,709
Loss before income tax expense	(675)	(7,832)
Income tax expense	(365)	(207)
Net loss	(1,040)	(8,039)
Other comprehensive income
Foreign currency translation adjustment	726	695
Total comprehensive loss	$ (314)	$ (7,344)
Net loss per share
Basic (in Dollars per share)	$ (0.02)	$ (0.15)
Diluted (in Dollars per share)	$ (0.02)	$ (0.15)
Weighted average shares
Basic (in Shares)	59,234,221	54,684,493
Diluted (in Shares)	59,234,221	54,684,493